Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Schedule of Identified Intangible Assets and Liabilities (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013		Dec. 31, 2012
Above-market Leases
Finite Lived Intangible Assets and Liabilities by Major Class
Intangible Assets, Gross	$ 6,264	[1]	$ 21,180
Intangible Assets, Accumulated Amortization	4,351	[1]	7,646
ERROR in label resolution.	1,913	[1]	13,534
Other Intangible Assets
Finite Lived Intangible Assets and Liabilities by Major Class
Intangible Assets, Gross	93,037	[1]	106,453
Intangible Assets, Accumulated Amortization	42,185	[1]	46,329
ERROR in label resolution.	50,852	[1],[2]	60,124
Below-market Leases
Finite Lived Intangible Assets and Liabilities by Major Class
Intangible Liabilities, Gross	19,499	[1]	42,017
Intangible Liabilities, Accumulated Amortization	10,799	[1]	13,919
Intangible Liabilities, Net	$ 8,700	[1]	$ 28,098

[1]	The decrease from prior year relates to the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.
[2]	Identified intangibles will be amortized through periods ending December 2025.